Consolidated Statements of Changes in Equity (Parenthetical) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Proceeds from issue of shares and options, less issue expenses				₪ 1,297
Proceeds from issue of shares and warrants, net of issue expenses			₪ 1,327
Proceeds from issue of shares, warrants and debentures, net of issue expenses	₪ 634	$ 182